INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2023	December 31, 2022

Patents and licenses	$2,267,251	$2,147,728
Other	5,017	5,017
	2,272,268	2,152,745
Less: accumulated amortization	(1,103,645)	(942,538)
Intangible assets, net	$1,168,623	$1,210,207

Schedule of future amortization of intangible assets

2024	$169,002
2025	168,951
2026	168,951
2027	168,951
2028 and beyond	492,768
Total	$1,168,623